WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	ARGENTINA — .0%
21,723	Globant S.A.*	$4,727,142
	AUSTRALIA — .0%
231,610	Appen Ltd.	4,422,124
1,167,563	Nanosonics Ltd.*	7,223,300
887,657	Nuix Ltd.*	5,645,802
1,170,987	Zip Co., Ltd.*	4,816,927
		22,108,153
	BELGIUM — .0%
216,199	Unifiedpost Group S.A.*	6,602,706
	BRAZIL — .0%
290,427	Azul S.A. - ADR*	6,627,544
3,095,862	Empreendimentos Pague Menos S/A*	5,376,126
843,510	Grupo SBF S.A.*	4,826,368
		16,830,038
	CANADA — .0%
283,333	CAE, Inc.	7,850,699
32,895	Cargojet, Inc.	5,551,758
111,015	Descartes Systems Group, Inc.*	6,493,100
47,775	Docebo, Inc.*	3,105,807
48,898	FirstService Corp.	6,692,599
29,994	Kinaxis, Inc.*	4,249,444
		33,943,407
	CHINA — .0%
166,585	Airtac International Group	5,354,146
51,420	Silergy Corp.	4,425,292
568,900	Sinoseal Holding Co., Ltd. - Class A	4,140,744
		13,920,182
	DENMARK — .0%
17,770	ALK-Abello A/S*	7,319,568
96,300	Royal Unibrew A/S	11,151,435
		18,471,003
	FAROE ISLANDS — .0%
80,940	Bakkafrost P/F*	5,778,732
	FRANCE — .0%
31,280	SOITEC*	6,065,687

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — .0%
129,880	Eckert & Ziegler Strahlen- und Medizintechnik A.G.	$7,114,365
129,685	Evotec S.E.*	4,791,897
8,375	Hypoport S.E.*	5,321,908
		17,228,170
	INDIA — .0%
250,109	Computer Age Management Services Ltd.	6,180,885
372,427	CreditAccess Grameen Ltd.*	3,855,396
2,251,360	Indian Energy Exchange Ltd.[1]	7,038,620
806,253	Syngene International Ltd.*,1	7,078,596
91,646	WNS Holdings Ltd. - ADR*	6,603,094
		30,756,591
	INDONESIA — .0%
16,844,310	Bank BTPN Syariah Tbk P.T.	4,499,175
	ITALY — .0%
140,950	Amplifon S.p.A.*	5,858,499
142,165	Interpump Group S.p.A.	7,037,307
		12,895,806
	JAPAN — .0%
8,700	AI inside, Inc.*	6,193,306
28,915	As One Corp.	4,945,572
51,865	BayCurrent Consulting, Inc.	9,101,922
182,400	eGuarantee, Inc.	3,975,862
47,870	Freee KK*	4,681,384
39,360	Hennge KK*	3,170,702
260,760	Japan Elevator Service Holdings Co., Ltd.	6,640,568
334,160	Japan Material Co., Ltd.	4,592,016
221,040	Kobe Bussan Co., Ltd.	6,791,454
100,799	Lasertec Corp.	11,831,076
60,600	Media Do Co., Ltd.	4,358,519
206,800	Oisix ra daichi, Inc.*	6,262,504
216,500	Plaid, Inc.*	7,789,429
137,910	Rakus Co., Ltd.	3,194,189
		83,528,503
	MALTA — .0%
195,153	Kambi Group PLC*	9,244,929
	MEXICO — .0%
1,102,435	Regional S.A.B. de C.V.*	5,102,353

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — .0%
43,808	IMCD N.V.	$5,575,646
	NORWAY — .0%
723,265	Pexip Holding A.S.A.*	5,540,561
	RUSSIA — .0%
180,143	HeadHunter Group PLC - ADR	5,449,326
	SOUTH KOREA — .0%
16,319	Douzone Bizon Co., Ltd.	1,563,529
	SWEDEN — .0%
205,749	Avanza Bank Holding A.B.	5,826,671
130,282	Beijer Ref A.B.	5,961,130
313,832	Indutrade A.B.*	6,717,991
590,470	Nordnet A.B. publ*	9,265,117
92,270	Sectra A.B. - B Shares	8,169,267
215,020	Vitec Software Group A.B.	8,935,158
		44,875,334
	SWITZERLAND — .0%
521,635	Global Blue Group Holding A.G.*	6,781,255
12,080	Tecan Group A.G.	5,925,026
27,088	VAT Group A.G.[1]	6,780,310
131,266	Wizz Air Holdings Plc*,1	8,195,195
41,571	Zur Rose Group A.G.*	13,339,112
		41,020,898
	TAIWAN — .0%
673,000	Universal Vision Biotechnology Co., Ltd.	5,732,957
	UNITED KINGDOM — .0%
137,585	Avon Rubber PLC	5,944,677
155,628	Fevertree Drinks PLC	5,377,710
205,245	GAN Ltd.*	4,162,369
863,710	IntegraFin Holdings PLC	6,550,874
419,740	Softcat PLC	7,894,877
583,820	Team17 Group PLC*	6,322,787
1,025,925	Trainline PLC*,1	6,522,403
		42,775,697
	TOTAL COMMON STOCKS
	(Cost $335,801,024)	444,236,525

WCM International Small Cap Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

Number of Shares		Value
	PARTICIPATION CERTIFICATES — 0.0%
	CHINA — .0%
1,336,700	Anhui Sunhere Pharmaceutical Excipients Co., Ltd. - Class A	$3,535,438
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $4,716,271)	3,535,438

Principal Amount
	SHORT-TERM INVESTMENTS — .0%
$18,967,501	UMB MONEY MARKET II SPECIAL /, 0.01%[2]	18,967,501
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,967,501)	18,967,501
	TOTAL INVESTMENTS — .0%
	(Cost $359,484,796)	466,739,464
	Liabilities in Excess of Other Assets — .0%	(466,739,464)
	TOTAL NET ASSETS — .0%	$0

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $<Total Value of 144A Securities - undefined>, which represents <144A Securities as a Percentage of Total Net Assets - undefined>% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.
See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of December 31, 2020 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	0.0%
Industrials	0.0%
Health Care	0.0%
Consumer Staples	0.0%
Financials	0.0%
Consumer Discretionary	0.0%
Communications	0.0%
Materials	0.0%
Utilities	0.0%
Real Estate	0.0%
Total Common Stocks	0.0%
Participation Certificates
Health Care	0.0%
Total Participation Certificates	0.0%
Short-Term Investments	0.0%
Total Investments	0.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	0.0%
See accompanying Notes to Financial Statements.